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                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-58234



                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

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                            VARIABLE SEPARATE ACCOUNT
                         SUPPLEMENT TO THE PROSPECTUSES
             POLARIS PLATINUM II VARIABLE ANNUITY DATED MAY 1, 2008
          POLARIS II PLATINUM SERIES VARIABLE ANNUITY DATED MAY 1, 2008
              POLARIS CHOICE III VARIABLE ANNUITY DATED MAY 1, 2008
          POLARIS PREFERRED SOLUTION VARIABLE ANNUITY DATED MAY 1, 2008
              POLARIS ADVANTAGE VARIABLE ANNUITY DATED MAY 1, 2008
             POLARIS ADVISOR III VARIABLE ANNUITY DATED MAY 1, 2008

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                          VARIABLE ANNUITY ACCOUNT FIVE
                         SUPPLEMENT TO THE PROSPECTUSES
               SEASONS ELITE VARIABLE ANNUITY DATED APRIL 30, 2008
             SEASONS SELECT II VARIABLE ANNUITY DATED APRIL 30, 2008
            SEASONS ADVISOR III VARIABLE ANNUITY DATED APRIL 30, 2008
        SEASONS PREFERRED SOLUTION VARIABLE ANNUITY DATED APRIL 30, 2008

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                         VARIABLE ANNUITY ACCOUNT SEVEN
                          SUPPLEMENT TO THE PROSPECTUS
    POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY DATED APRIL 30, 2008

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The third paragraph in the section entitled MARKETLOCK INCOME PLUS under the heading "Can I extend the Income Base Evaluation Period and Income Credit Period beyond 5 years?" has been replaced with the following:

         Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period and prior to the end of each evaluation period you elect to extend, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form prior to the end of each evaluation period you extend. If you elect to extend the evaluation period, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us.

         The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above will not increase by more than 0.25% at the time of the First Extension.

The question and paragraph under the heading MARKETLOCK INCOME PLUS "Can MarketLock Income Plus be cancelled?" has been replaced with the following:

         "CAN I ELECT TO CANCEL THE MARKETLOCK INCOME PLUS FEATURE?"

         MarketLock Income Plus may be cancelled by you on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary. Once you elect to cancel the MarketLock Income Plus feature, you will no longer be charged a fee and the guarantees under the benefit are terminated. In addition, the investment requirements for MarketLock Income Plus will no longer apply to your contract. You may not extend the Income Base Evaluation Period or Income Credit Period and you may not re-elect or reinstate MarketLock Income Plus after cancellation.

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The second paragraph in the section entitled MARKETLOCK FOR LIFE PLUS under the heading "Can I extend the Income Base Evaluation Period beyond 10 years?" has been replaced with the following:

         Prior to the end of the initial Income Base Evaluation Period and prior to the end of each evaluation period you elect to extend, we will notify you of the terms of the next extension in writing. We will provide you with an extension election form prior to the end of each evaluation period you extend. If you elect to extend the evaluation period, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us.

         The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature.


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The question and paragraph under the heading MARKETLOCK FOR LIFE PLUS "Can
MarketLock For Life Plus be cancelled?" has been replaced with the following:

         "CAN I ELECT TO CANCEL THE MARKETLOCK FOR LIFE PLUS FEATURE?"

         MarketLock For Life Plus may be cancelled by you on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary after the 10th contract anniversary. Once you elect to cancel the MarketLock For Life Plus feature, you will no longer be charged a fee and the guarantees under the benefit are terminated. In addition, the investment requirements for MarketLock For Life Plus will no longer apply to your contract. You may not extend the Income Base Evaluation Period and you may not re-elect or reinstate MarketLock For Life Plus after cancellation.

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The second paragraph in the section entitled MARKETLOCK under the heading "Can I extend the MAV Evaluation Period beyond 10 years?" has been replaced with the following:

         Prior to the end of the initial MAV Evaluation Period, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form prior to the end of the initial MAV Evaluation Period. If you elect to extend the MAV Evaluation Period, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us. Additional MAV Evaluation Periods may be offered at our sole discretion.

         The fee for the feature may change at the time of extension and may be different than when you initially elected the feature.

The question and paragraph under the heading MARKETLOCK "Can MarketLock be cancelled?" has been replaced with the following:

         "CAN I ELECT TO CANCEL THE MARKETLOCK FEATURE?"

         MarketLock may be cancelled by you on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary thereafter. Once you elect to cancel the MarketLock feature, you will no longer be charged a fee and the guarantees under the benefit are terminated. You may not re-elect or reinstate MarketLock after cancellation.

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All sections in the MarketLock Income Plus, MarketLock For Life Plus and
MarketLock features that state "as long as the feature is still in effect" are hereby changed to "as long as you have not elected to cancel the feature."

All references to extensions of the MarketLock Income Plus and MarketLock For Life Plus feature are hereby changed as follows:

         We will provide you with an extension election form prior to the end of each evaluation period you elect to extend. If you elect to extend the feature, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us.

The following definition is added to the section entitled GLOSSARY:

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when a person has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

The following paragraphs are added to the section entitled PURCHASING A VARIABLE
ANNUITY:

         NON-NATURAL OWNERSHIP

         A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. For more information on non-natural ownership, please see TAXES below.

         TERMINATION FOR FRAUD

         The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance of the contract.


Dated: August 6, 2008


                Please keep this Supplement with your Prospectus


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